Revenue and Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Revenue and Accounts Receivable

Note 3. Revenue and Accounts Receivable

Revenue by payor type for the three and six months ended June 30, 2013 and 2012 is comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Medicare	$151,052	$269,838	$408,115	$408,605
Direct bill (including clinical trials clients)	1,226,852	344,115	1,738,199	684,247
Grants and royalty	—	184,500	—	195,000
Insurance carrier and all others	453,745	350,022	904,002	695,375

	$1,831,649	$1,148,475	$3,050,316	$1,983,227

Accounts receivable by payor type at June 30, 2013 and December 31, 2012 consists of the following:

	June 30, 2013	December 31, 2012
Medicare	$347,677	$193,024
Direct bill (including clinical trials clients)	388,197	339,763
Insurance carrier and all others	563,367	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,263,241	$850,545

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices as well as biopharmaceutical companies as part of a clinical trial. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. We generally do not have formal, long-term written agreements with such test ordering sites, and, as a result, we may lose these significant test ordering sites at any time.

The top five test ordering sites during the three months ended June 30, 2013 and 2012 accounted for 74% and 62% respectively, of our clinical testing volumes, with 23% and 52% respectively, of the volume coming from community hospitals. During the three months ended June 30, 2013, there was one site which accounted for more than 10% of our revenue: a clinical trials client accounted for approximately 50% of our revenue. During the three months ended June 30, 2012, there were three sites which each accounted for 10% or more of our clinical revenue: a university teaching center accounting for approximately 13%, a community hospital accounted for approximately 11%, and a community hospital network accounted for approximately 11%.

The top five test ordering sites during the six months ended June 30, 2013 and 2012 accounted for 69% and 61%, respectively, of our clinical testing volumes, with 27% and 48%, respectively, of the volume coming from community hospitals. During the six months ended June 30, 2013, there was one site which accounted for more than 10% of our revenue: a clinical trials client accounted for approximately 38% of our revenue. During the six months ended June 30, 2012, there were four sites which each accounted for approximately 10% or more of our clinical revenue: a university teaching center accounting for approximately 17%; a community hospital accounted for approximately 12%; and a clinical trials client and a community hospital network each accounted for approximately 11%.

Note 3. Revenue and Accounts Receivable

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices and clinical trial clients. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. The top five test ordering sites during 2012, 2011 and 2010 accounted for 58%, 63% and 60% respectively, of our clinical testing volumes, with 46%, 29% and 15% respectively, of the volume coming from community hospitals. In particular, during 2012, there were three sites which each accounted for approximately 10% or more of our revenue. A university teaching center accounting for approximately 11%, a clinical trial client accounted for approximately 13%, and a community hospital accounted for approximately 10%. During 2011, there were two sites which accounted for more than 10% of our revenue: a community hospital accounted for approximately 18% and a community oncology practice accounted for approximately 11%. In 2010 there were three sites which each accounted for more than 10% of our revenue: one community hospital accounted for approximately 12% of the company’s revenue; a regional reference laboratory accounted for 11% and a community oncology practice accounted for another 11%. We generally do not enter into formal written agreements with such testing sites and, as a result, we may lose these significant test ordering sites at any time.